Shareholder Report, Line Graph (Details) 193940_Innovator International Developed Power Buffer ETF - September_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Aug. 31, 2023	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - September
Account Value [Line Items]
Line Graph and Table Measure Name				Innovator International Developed Power Buffer ETF - September NAV
Accumulated Value	$ 11,176	$ 9,624	$ 10,000	$ 12,742
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Net (USD)
Accumulated Value	11,395	9,267	10,000	$ 14,020
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Price (USD)
Accumulated Value	$ 11,061	$ 9,236	$ 10,000	$ 13,264